Inventory (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Inventory
Raw materials	¥ 2,245,076		¥ 2,974,125
Work in process	90,035		170,995
Finished Goods	2,646,287		4,685,790
Merchandise	480,174		510,143
Less: write-downs	(183,846)		(149,667)
Total	5,277,726		8,191,386		$ 743,352
Write-downs of inventory	¥ 65,362	$ 9,206	¥ 148,729	¥ 1,105